INCOME TAXES (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Before Income Taxes [Abstract]
United States					$ 1,460	$ 2,360	$ 1,620
Foreign					1,212	1,482	1,434
Income from operations before income taxes	$ 1,009	$ 679	$ 1,679	$ 2,081	2,672	3,842	3,054
Undistributed earnings					6,000
Current [Abstract]
United States, Federal					262	479	1,318
United States, State					72	119	99
Foreign					305	342	342
Current income tax expense (benefit)					639	940	1,759
Future [Abstract]
United States, Federal					(14)	(37)	22
United States, State					(2)	24	2
Foreign					(106)	146	4
Deferred income tax expense (benefit)					(122)	133	28
Income tax expense	$ 261	$ 175	$ 560	$ 380	517	1,073	1,787
Attributable to items credited to UTC Net Investment					$ (36)	$ (68)	$ (168)